DISCONTINUED OPERATIONS (Details Textual)	Dec. 27, 2013	Aug. 31, 2013
Nownews International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity Method Investment, Ownership Percentage	55.00%	55.00%